Note 10 - Accounts Payable and Accrued Expenses - Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts payable		$ 63,578	$ 219,182
Payable in dispute		106,000	106,000
Uncertain tax liability		142,461	137,500
Accrued interest	$ 36,113	12,944	32,256
Accounts Payable and Accrued Liabilities, Current	$ 290,076	$ 324,983	$ 494,938